Acquisitions (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands						12 Months Ended
	Feb. 19, 2020	Aug. 16, 2019	Jul. 01, 2019	Oct. 01, 2018	Aug. 10, 2018	Dec. 29, 2018	Dec. 26, 2020	Dec. 28, 2019
Business Acquisition [Line Items]
Goodwill						$ 800,620	$ 816,200	$ 815,850
Business Acquisition, Pro Forma Information [Abstract]
Net revenues						1,139,562
Net earnings (loss)						(74,976)
MinuteKey
Business Acquisition [Line Items]
Consideration for acquisition of membership interest					$ 156,289
Cash					1,791
Other current assets					766
Inventory					3,952
Property and equipment					29,888
Goodwill					58,077
Other non-current assets					16
Total assets acquired					168,890
Liabilities assumed					(12,601)
Total purchase price					156,289
Maximum amount of unsecured promissory note outstanding form sponsors					165,000
Big Time
Business Acquisition [Line Items]
Consideration for acquisition of membership interest				$ 348,834
Cash				2,507
Other current assets				1,623
Accounts receivable				40,828
Inventory				40,216
Property and equipment				3,703
Goodwill				128,796
Other non-current assets				159
Total assets acquired				427,832
Liabilities assumed				(78,998)
Total purchase price				348,834
Maximum amount of unsecured promissory note outstanding form sponsors				365,000
Resharp
Business Acquisition [Line Items]
Consideration for acquisition of membership interest		$ 21,100
Property and equipment		218
Goodwill		9,382
Total assets acquired		21,100
Contingent consideration payable		(18,100)
Net cash paid		3,000
Business Acquisition, Pro Forma Information [Abstract]
Payout amount		$ 25,000
Payout amount, Percentage of revenues		1.80%
Payout amount, Term of percentage revenues		5 years
West Coast Washers, Inc
Business Acquisition [Line Items]
Consideration for acquisition of membership interest			$ 3,135
Instafob Llc
Business Acquisition [Line Items]
Consideration for acquisition of membership interest	$ 2,618
Total purchase price	1,818
Business Acquisition, Pro Forma Information [Abstract]
Cash payment	$ 800
Customer relationships | MinuteKey
Business Acquisition [Line Items]
Intangible assets					50,000
Customer relationships | Big Time
Business Acquisition [Line Items]
Intangible assets				189,000
Developed Technology Rights [Member] | MinuteKey
Business Acquisition [Line Items]
Intangible assets					19,000
Trade Names [Member] | MinuteKey
Business Acquisition [Line Items]
Intangible assets					5,400
Trade Names [Member] | Big Time
Business Acquisition [Line Items]
Intangible assets				21,000
Technology-Based Intangible Assets [Member] | Resharp
Business Acquisition [Line Items]
Intangible assets		$ 11,500
Revision of Prior Period, Error Correction, Adjustment [Member]
Business Acquisition [Line Items]
Goodwill						(3,227)		$ (3,227)
Revision of Prior Period, Error Correction, Adjustment [Member] | MinuteKey
Business Acquisition [Line Items]
Goodwill					$ (1,160)	1,160
Revision of Prior Period, Error Correction, Adjustment [Member] | Big Time
Business Acquisition [Line Items]
Goodwill				$ (2,067)		$ 2,067